UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 149.0%

Security	Principal Amount (000’s omitted)	Value
Education — 11.2%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$232,360
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	393,225
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	831,934
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,943,344
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	290,206
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,720,773
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	736,023
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	486,496
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	334,559
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	967,318
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	1,007,267
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,054,820
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	895	1,006,517

		$12,004,842

Electric Utilities — 8.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$304,924
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,357,662
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,714,860
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,180,349
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,582,269
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	777,206
Vernon, Electric System Revenue, 5.125%, 8/1/21	775	863,497

		$8,780,767

Escrowed/Prerefunded — 8.4%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$770,420
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,453,735
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,654,891
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(1)	175	176,563
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.875%, 11/15/36(1)	700	706,426
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	408,422
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	552,570
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	500	526,940
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	399,233
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	335	366,577

		$9,015,777

General Obligations — 29.1%
California, 5.00%, 10/1/31	$1,885	$2,370,746

Security	Principal Amount (000’s omitted)	Value
California, 5.50%, 11/1/35	$1,600	$1,888,784
California, 6.00%, 4/1/38	750	850,088
Escondido, 5.00%, 9/1/36	1,000	1,230,240
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,202,336
Redondo Beach Unified School District, (Election of 2012), 4.00%, 8/1/40	1,000	1,132,890
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,263,590
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,778,125
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	1,038,416
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,648,865
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,779,784
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,180	3,568,914
Santa Clarita Community College District, 4.00%, 8/1/46	2,500	2,836,925
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,623,666

		$31,213,369

Hospital — 12.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,175,970
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	221,348
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	763,918
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,088,797
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,413,580
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,195,360
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,370,611
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	636,270
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,930,666
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,851,418

		$13,647,938

Insured-Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,518,238

		$1,518,238

Insured-Escrowed/Prerefunded — 17.1%
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), Prerefunded to 5/15/17, 5.00%, 11/15/38(2)	$5,000	$5,159,850
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	4,398,565
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,790	2,964,682
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,088,608
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(2)	3,500	3,758,510

		$18,370,215

Insured-General Obligations — 4.7%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,205,790
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,845,950

		$5,051,740

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.1%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,375,734

		$4,375,734

Insured-Special Tax Revenue — 5.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$934,934
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	457,017
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/32	1,385	1,716,666
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	2,100	2,608,578

		$5,717,195

Insured-Transportation — 9.0%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,226,000
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,899,665
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	862,204
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,300,946
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,384,533

		$9,673,348

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,112,393

		$1,112,393

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$403,291

		$403,291

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$337,293
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	600	698,838
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	648,656

		$1,684,787

Special Tax Revenue — 16.1%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$915,761
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	291,239
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	469,849
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,596,519
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	285,286
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	569,025
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	284,513
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	396,596
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	284,129
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,738,712
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,500	1,858,605
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,538,850

Security	Principal Amount (000’s omitted)	Value
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	$485	$568,507
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	847,126
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,977,184
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,690,942
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	979,808

		$17,292,651

Transportation — 11.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,119,430
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	2,120	2,418,496
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,790,400
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,607,880
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,125,893
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,662,236

		$12,724,335

Water and Sewer — 6.9%
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/45	$1,925	$2,358,683
Metropolitan Water District of Southern California, 5.00%, 7/1/40	1,000	1,241,780
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,971,065
Upper Santa Clara Joint Powers Financing Authority, 5.00%, 8/1/41	1,500	1,878,420

		$7,449,948

Total Tax-Exempt Municipal Securities — 149.0% (identified cost $143,186,557)		$160,036,568

Taxable Municipal Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,961,628

		$1,961,628

Insured-Special Tax Revenue — 3.9%
Successor Agency to Roseville Redevelopment Agency, (BAM), 4.066%, 9/1/40	$4,000	$4,126,600

		$4,126,600

Other Revenue — 1.1%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 3.42%, 7/1/36	$1,200	$1,216,440

		$1,216,440

Security	Value
Total Taxable Municipal Securities — 6.8% (identified cost $6,950,000)	$7,304,668

Total Investments — 155.8% (identified cost $150,136,557)	$167,341,236

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.8)%	$(3,000,454)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (43.7)%	$(46,975,000)

Other Assets, Less Liabilities — (9.3)%	$(9,983,490)

Net Assets Applicable to Common Shares — 100.0%	$107,382,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 29.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 13.7% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $1,581,827 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,012,410.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	38	Short	Dec-16	$(4,987,428)	$(4,975,031)	$12,397
U.S. Long Treasury Bond	29	Short	Dec-16	(4,958,627)	(4,940,875)	17,752

						$30,149

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At August 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $30,149.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,965,566

Gross unrealized appreciation	$17,755,786
Gross unrealized depreciation	(215,116)

Net unrealized appreciation	$17,540,670

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$160,036,568	$—	$160,036,568
Taxable Municipal Securities	—	7,304,668	—	7,304,668
Total Investments	$—	$167,341,236	$—	$167,341,236
Futures Contracts	$30,149	$—	$—	$30,149
Total	$30,149	$167,341,236	$—	$167,371,385

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016